Components of Working Capital - Other Current Assets Table (details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other Current Assets [Line Items]
Natural gas liquids inventory	$ 2,584		$ 1,678
Natural gas imbalance receivables	3,605		1,663
Prepaid insurance	2,900		1,897
Other	1,710		1,760
Other current assets	$ 10,799	[1],[2]	$ 6,998	[1],[2]

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Other current assets includes natural gas imbalance receivables from affiliates of $0.1 million and $0.4 million as of December 31, 2013 and 2012, respectively.